Employee Benefit Plans - Schedule of Other Comprehensive (Income) Loss Related to Pension Benefit Plans (Detail) - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2018	[1]	Sep. 30, 2017	[1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ (8.7)		$ (7.6)		$ (13.8)	[2]	$ (13.6)	[2]	$ (14.5)	[2]
Tax expense					0.0		(0.1)		(0.2)
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss					(3.0)		9.5		2.2
Amortization of net actuarial gain					(12.8)		(12.5)		(13.3)
Tax expense							0.1
Other comprehensive income, net of tax					(15.8)		(2.9)		(11.1)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss					(0.7)		(1.4)		(4.5)
Amortization of net actuarial gain					2.7		2.6		2.0
Other comprehensive income, net of tax					$ 2.0		$ 1.2		$ (2.5)

[1]	The amount of the pension liability adjustment recognized in the condensed consolidated statements of operations within selling, general, and administrative expense was $9.0 and $7.8 during the nine months ended September 30, 2018, and 2017, respectively.
[2]	The amount of the pension liability adjustment recognized in the Consolidated Statements of Operations within selling, general, and administrative expense and income (loss) from discontinued operations was $10.1, $9.9 and $11.8 during the years ended December 31, 2017, 2016, and 2015, respectively.